Stock-Based Compensation (Stock-Based Compensation, Stock Options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation [Abstract]
Number of Shares, Options outstanding, Beginning Balance	280,175
Number of Shares, Exercised	(93,092)
Number of Shares, Cancelled	(3,716)
Number of Shares, Options outstanding, Ending Balance	183,367
Number of Shares, Options vested and exercisable	183,367
Weighted Average Exercise Price, Options outstanding, Beginning Balance	$ 9.66
Weighted Average Exercise Price, Exercised	$ 8.70
Weighted Average Exercise Price, Cancelled	$ 0.03
Weighted Average Exercise Price, Options outstanding, Ending Balance	$ 10.33
Weighted Average Exercise Price, Options vested and exercisable	$ 10.33
Aggregate Intrinsic Value, Options outstanding as of December 31, 2013	$ 5,177
Aggregate Intrinsic Value, Options vested and exercisable as of December 31, 2013	$ 5,177
Weighted Average Remaining Contractual Term, Options outstanding at December 31, 2013	2 years 9 months 4 days
Weighted Average Remaining Contractual Term, Options vested and exercisable as of December 31, 2013	2 years 8 months 9 days